Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others - Summary of Payments Made Under the Terms of Collaboration and Licensing Arrangements (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others [Abstract]
Initial up-front payments, milestone payments, and other asset acquisitions	¥ 87,129	¥ 124,878	¥ 676,156
Acquisition of shares of collaboration and in-licensing partners	¥ 12,268	¥ 2,050	¥ 494